Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current
Cash and cash equivalents	$ 252,138	$ 219,126
Restricted cash (note 12)	4,704
Accounts receivable, including non-trade of $6,825 (December 31, 2013 - $40,043) (note 12)	103,665	176,265
Net investments in direct financing leases - current (notes 4b and 9)	4,987	5,104
Prepaid expenses	30,211	31,675
Due from affiliates (note 11k)	44,225	15,202
Current portion of derivative instruments (note 12)		500
Advances to joint venture (note 20)	5,225
Other current assets	4,626	3,051
Total current assets	449,781	450,923
Restricted cash - long-term (note 12)	42,056
Vessels and equipment
At cost, less accumulated depreciation of $1,202,663 (December 31, 2013 - $1,016,812)	2,966,104	3,059,770
Advances on newbuilding contracts and conversion costs (notes 14c, 14d, 14e, 14g, 18a and 18b)	217,361	29,812
Net investments in direct financing leases (notes 4b and 9)	17,471	22,463
Investment in equity accounted joint ventures (note 20)	54,955	52,120
Derivative instruments (note 12)	4,660	10,323
Deferred tax asset (note 13)	5,959	7,854
Other assets	51,362	35,272
Intangible assets - net (note 6b)	6,410	10,436
Goodwill (note 6a)	129,145	127,113
Total assets	3,945,264	3,806,086
Current
Accounts payable	15,064	15,753
Accrued liabilities (notes 7, 10, 12 and 17)	68,013	138,156
Deferred revenues	25,669	29,075
Due to affiliates (note 11k)	108,941	121,864
Current portion of derivative instruments (note 12)	85,318	47,944
Current portion of long-term debt (note 8)	258,014	806,009
Current portion of in-process revenue contracts (note 6c)	12,744	12,744
Total current liabilities	573,763	1,171,545
Long-term debt (note 8)	2,178,009	1,562,967
Derivative instruments (note 12)	257,754	121,135
In-process revenue contracts (note 6c)	75,805	88,550
Other long-term liabilities	44,238	23,984
Total liabilities	3,129,569	2,968,181
Commitments and contingencies (notes 8, 9, 12 and 14)
Redeemable non-controlling interest (note 14b)	12,842	16,564
Equity
General Partner	21,038	21,242
Partners' equity	755,003	787,044
Non-controlling interests	47,850	34,297
Total equity	802,853	821,341
Total liabilities and total equity	3,945,264	3,806,086
Common Stock Class Undefined [Member]
Equity
Limited partners	589,165	621,002
Preferred Units [Member]
Equity
Limited partners	$ 144,800	$ 144,800